Property, Plant and Equipment (Tables)	6 Months Ended
Apr. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

The following table summarizes property, plant and equipment:

	April 30,	October 31,
	2026	2025
Furniture and fixtures	$24,655	$21,046
Vehicles	22,110	21,172
Office equipment and computers	74,260	25,192
Property, plant and equipment-cost	121,025	67,410
Less: Accumulated depreciation	22,534	9,197
Property, plant and equipment-net	$98,491	$58,213